Equity - Disclosure of ordinary shares and convertible preferred shares (Details) - € / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Par value per share (in euro per share)	€ 0.15
Ordinary shares issued (€0.15 par value per share) (in shares)	138,912,142	138,346,968
Convertible preferred shares registered (in shares)	0	20,514
TOTAL SHARES ISSUES (in shares)	138,912,142	138,367,482
Less Treasury shares (in shares)	(124,322)	(124,322)
OUTSTANDING SHARES (in shares)	138,787,820	138,243,160	105,114,763